------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-10529
                                  ----------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850    Los Angeles, California    23226
--------------------------------------------------------------------------------
      (Address of principal executive offices)                      (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC    11150 Santa Monica Boulevard    Los Angeles,  CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 268-2605
                                                     ---------------------------

Date of fiscal year end:        July 31, 2008
                          ------------------------------------

Date of reporting period:       October 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
================================================================================
  SHARES      COMMON STOCKS - 105.4%                                 VALUE
--------------------------------------------------------------------------------
              BEVERAGES - 1.6%
     7,000    Coca-Cola Company (The)                            $     432,320
    12,000    Fomento Economico Mexicano, S.A.B de C.V. - ADR          427,320
                                                                 -------------
                                                                       859,640
                                                                 -------------
              BIOTECHNOLOGY - 2.3%
     5,300    Amgen, Inc.*                                             307,983
    27,400    deCODE genetics, Inc.*                                    93,708
     4,900    Genentech, Inc.*                                         363,237
     6,000    Genzyme Corporation*                                     455,820
                                                                 -------------
                                                                     1,220,748
                                                                 -------------
              CHEMICALS - 2.3%
    12,700    Ecolab, Inc.                                             599,059
    12,600    Sigma-Aldrich Corporation                                651,042
                                                                 -------------
                                                                     1,250,101
                                                                 -------------
              COMMERCIAL SERVICES - 3.1%
    17,900    Accenture Ltd. - Class A                                 698,995
    12,700    Manpower, Inc.                                           949,198
                                                                 -------------
                                                                     1,648,193
                                                                 -------------
              COMPUTERS - 8.0%
     9,500    Affiliated Computer Services, Inc. - Class A*            481,270
     4,000    Apple, Inc.*                                             759,800
    45,000    EMC Corporation*                                       1,142,550
    12,000    Hewlett-Packard Company                                  620,160
     7,400    International Business Machines Corporation              859,288
    18,000    Stratasys, Inc.*                                         468,540
                                                                 -------------
                                                                     4,331,608
                                                                 -------------
              COSMETICS/PERSONAL CARE - 0.9%
    19,000    Alberto-Culver Company                                   493,810
                                                                 -------------

              DISTRIBUTION/WHOLESALE - 1.2%
     7,300    Grainger (W.W.), Inc.                                    656,416
                                                                 -------------

              DIVERSIFIED FINANCIAL SERVICES - 1.6%
     5,300    Bear Stearns Companies, Inc. (The)                       602,080
     4,400    Lehman Brothers Holdings, Inc.                           278,696
                                                                 -------------
                                                                       880,776
                                                                 -------------
              ELECTRONICS - 11.2%
    13,600    Agilent Technologies, Inc.*                              501,160
     9,500    Dionex Corporation*                                      836,000
    40,000    Flextronics International Ltd.*                          492,400
    20,800    Garmin Ltd.                                            2,233,920
    24,800    LoJack Corporation*                                      435,736
    37,800    Trimble Navigation Ltd.*                               1,576,260
                                                                 -------------
                                                                     6,075,476
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  SHARES      COMMON STOCKS - 105.4% (Continued)                     VALUE
--------------------------------------------------------------------------------
              ENVIRONMENTAL CONTROL - 1.0%
    14,700    Waste Management, Inc.                             $     534,933
                                                                 -------------

              FOOD - 1.3%
    10,500    Sysco Corporation                                        360,045
     6,400    Whole Foods Market, Inc.                                 317,056
                                                                 -------------
                                                                       677,101
                                                                 -------------
              HEALTH CARE PRODUCTS - 9.5%
     4,000    Alcon, Inc.                                              608,840
    11,000    Baxter International, Inc.                               660,110
    12,700    Henry Schein, Inc.*                                      760,730
     3,000    Intuitive Surgical, Inc.*                                980,610
    10,000    Kinetic Concepts, Inc.*                                  601,000
    21,000    Medtronic, Inc.                                          996,240
     7,500    Stryker Corporation                                      532,500
                                                                 -------------
                                                                     5,140,030
                                                                 -------------
              HEALTH CARE SERVICES - 2.5%
    11,400    Covance, Inc.*                                           940,500
     8,800    UnitedHealth Group, Inc.                                 432,520
                                                                 -------------
                                                                     1,373,020
                                                                 -------------
              HOME FURNISHINGS - 1.3%
     8,600    Harman International Industries, Inc.                    724,120
                                                                 -------------

              HOUSEHOLD PRODUCTS - 2.0%
    23,600    Scotts Miracle-Gro Company (The) - Class A             1,083,004
                                                                 -------------

              INTERNET - 5.1%
     3,600    Google, Inc. - Class A*                                2,545,200
    16,000    RADVISION Ltd.*                                          208,960
                                                                 -------------
                                                                     2,754,160
                                                                 -------------
              IRON/STEEL - 1.0%
     9,000    Nucor Corporation                                        558,180
                                                                 -------------

              LODGING - 2.1%
    12,000    Boyd Gaming Corporation                                  501,840
     7,200    Harrah's Entertainment, Inc.                             635,400
                                                                 -------------
                                                                     1,137,240
                                                                 -------------
              MACHINERY - CONSTRUCTION & MINING - 0.3%
     2,000    Caterpillar, Inc.                                        149,220
                                                                 -------------

              MEDIA - 3.9%
    20,250    Comcast Corporation - Class A*                           426,263
    10,300    McGraw-Hill Companies, Inc. (The)                        515,412
    10,500    Meredith Corporation                                     653,625
    15,000    Walt Disney Company (The)                                519,450
                                                                 -------------
                                                                     2,114,750
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  SHARES      COMMON STOCKS - 105.4% (Continued)                     VALUE
--------------------------------------------------------------------------------
              MISCELLANEOUS MANUFACTURING - 4.4%
     7,300    3M Company                                         $     630,428
     5,000    Danaher Corporation                                      428,350
    15,000    General Electric Company                                 617,400
    18,100    Pall Corporation                                         725,267
                                                                 -------------
                                                                     2,401,445
                                                                 -------------
              OFFICE/BUSINESS EQUIPMENT - 0.9%
    11,700    Pitney Bowes, Inc.                                       468,468
                                                                 -------------

              PHARMACEUTICALS - 9.7%
    14,000    Abbott Laboratories                                      764,680
    26,000    Eli Lilly & Company                                    1,407,900
    10,000    Merck & Company, Inc.                                    582,600
    13,000    Novartis AG - ADR                                        691,210
    30,000    Pfizer, Inc.                                             738,300
    12,600    Teva Pharmaceutical Industries Ltd. - ADR                554,526
    10,000    Wyeth                                                    486,300
                                                                 -------------
                                                                     5,225,516
                                                                 -------------
              RETAIL - 3.0%
    13,700    Bed Bath & Beyond, Inc.*                                 464,978
    17,250    Men's Wearhouse, Inc. (The)                              728,985
    13,700    PetSmart, Inc.                                           410,315
                                                                 -------------
                                                                     1,604,278
                                                                 -------------
              SEMICONDUCTORS - 2.5%
    39,000    Applied Materials, Inc.                                  757,380
    13,700    Intel Corporation                                        368,530
     7,400    Texas Instruments, Inc.                                  241,240
                                                                 -------------
                                                                     1,367,150
                                                                 -------------
              SOFTWARE - 13.8%
    19,000    Adobe Systems, Inc.*                                     910,100
     8,000    Automatic Data Processing, Inc.                          396,480
    21,200    Citrix Systems, Inc.*                                    911,388
    36,000    Intuit, Inc.*                                          1,158,120
    40,000    Microsoft Corporation                                  1,472,400
    60,000    Oracle Corporation*                                    1,330,200
    17,000    Paychex, Inc.                                            710,260
    10,500    SAP AG - Sponsored ADR                                   569,940
                                                                 -------------
                                                                     7,458,888
                                                                 -------------
              TELECOMMUNICATIONS - 7.9%
    14,700    Amdocs Ltd.*                                             505,680
    31,000    Cisco Systems, Inc.*                                   1,024,860
    21,100    Corning, Inc.                                            512,097
    37,200    Nokia Corporation - ADR                                1,477,584
    13,700    QUALCOMM, Inc.                                           585,401
    19,500    Tellabs, Inc.*                                           171,795
                                                                 -------------
                                                                     4,277,417
                                                                 -------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  SHARES      COMMON STOCKS - 105.4% (Continued)                     VALUE
--------------------------------------------------------------------------------
              TRANSPORTATION - 1.0%
     5,300    FedEx Corporation                                  $     547,702
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $38,041,841)             $  57,013,390
                                                                 -------------

================================================================================
  SHARES      MONEY MARKET FUNDS - 0.0%                              VALUE
--------------------------------------------------------------------------------
       106    First American Treasury Obligations Fund - Class Y
                (Cost $106)                                      $         106
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE - 105.4%
                (Cost $38,041,947)                               $  57,013,496

              LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4%)        (2,941,316)
                                                                 -------------

              NET ASSETS - 100.0%                                $  54,072,180
                                                                 =============

* Non-income producing security
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of October 31, 2007:

              Cost of portfolio investments           $   38,041,947
                                                      ==============

              Gross unrealized appreciation           $   19,923,288
              Gross unrealized depreciation                 (951,739)
                                                      --------------

              Net unrealized appreciation             $   18,971,549
                                                      ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             -------------------------------------------------------------------



By (Signature and Title)*       /s/ Timothy J. Wahl
                           -----------------------------------------------------
                               Timothy J. Wahl, President


Date          December 12, 2007
      --------------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/ Timothy J. Wahl
                           -----------------------------------------------------
                               Timothy J. Wahl, President


Date          December 12, 2007
      --------------------------------------------------



By (Signature and Title)*       /s/ Mark J. Seger
                           -----------------------------------------------------
                               Mark J. Seger, Treasurer


Date          December 12, 2007
      --------------------------------------------------



* Print the name and title of each signing officer under his or her signature.